INCOME TAXES	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

For the three months ended March 31, 2022 and 2021, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the three months ended March 31, 2022 (Unaudited)	For the three months ended March 31, 2021 (Unaudited)

Tax jurisdictions from:
- Local	$(4,188)	$-
- Foreign, representing
Labuan	(112,948)	-
Loss before income tax	$(117,136)	$-

The provision for income taxes consisted of the following:

	For the three months ended March 31, 2022 (Unaudited)	For the three months ended March 31, 2021 (Unaudited)

Current:
- Local	$-	$-
-Foreign	-	-
Deferred:
- Local	-	-
- Foreign	-	-
Income tax expense	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiary that operate in various countries: United States and Labuan that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of March 31, 2022, the operations in the United States of America incurred $120,784 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2042, if unutilized. The Company has provided for a full valuation allowance of $25,365 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Labuan

Under the current laws of the Labuan, CATTHIS Holdings Corp is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of March 31, 2022 and December 31, 2021  :

	As of March 31, 2022	As of December 31, 2021
Deferred tax assets:
Net operating loss carry forwards
-United States of America	$-	$-
-Labuan	-	-
	$-	$-
Less: valuation allowance	-	-
Deferred tax assets	$-	-

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the three months ended March 31, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

11. INCOME TAXES

For the three and six months ended June 30, 2022 and 2021 of the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the three months ended June 30, 2022 (Unaudited)	For the three months ended June 30, 2021 (Unaudited)	For the six months ended June 30, 2022 (Unaudited)	For the six months ended June 30, 2021 (Unaudited)

Tax jurisdictions from:
- Local	$(161,170)	$-	$(165,359)	$-
- Foreign, representing
Labuan	16,393	(19,352)	(96,555)	(19,352)
Loss before income tax	$(144,777)	$(19,352)	$(261,914)	$(19,352)

The provision for income taxes consisted of the following:

	For the three months ended June 30, 2022 (Unaudited)	For the three months ended June 30, 2021 (Unaudited)	For the six months ended June 30, 2022 (Unaudited)	For the six months ended June 30, 2021 (Unaudited)

Current:
- Local	$-	$-	$-	$-
-Foreign	-	-	-	-
Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-
Income tax expense	$-	$-	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiary  that operate in various countries: United States and Labuan that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of June 30, 2022, the operations in the United States of America incurred $281,954 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2042, if unutilized. The Company has provided for a full valuation allowance of $59,210 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the six months ended June 30, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“USD”), except for number of shares)

Labuan

Under the current laws of the Labuan, CATTHIS Holdings Corp is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of June 30, 2022 and December 31, 2021:

	As of June 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)

Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States of America
-Labuan	-	-
	-	-
Less: valuation allowance	-	-
Deferred tax assets	$-	$-

11. INCOME TAXES

For the three and nine months ended September 30, 2022 and 2021 of the local (United States) and foreign components of profit/(loss) before income taxes were comprised of the following:

	For the three months ended September 30, 2022 (Unaudited)	For the three months ended September 30, 2021 (Unaudited)	For the nine months ended September 30, 2022 (Unaudited)	For the nine months ended September 30, 2021 (Unaudited)

Tax jurisdictions from:
- Local	$(3,904)	$(102,948)	$(169,263)	$(102,948)
- Foreign, representing
Labuan	12,294	(63,779)	(84,260)	(83,244)
Profit/(Loss) before income tax	$8,390	$(166,727)	$(253,523)	$(186,192)

The provision for income taxes consisted of the following:

	For the three months ended June 30, 2022 (Unaudited)	For the three months ended June 30, 2021 (Unaudited)	For the six months ended June 30, 2022 (Unaudited)	For the six months ended June 30, 2021 (Unaudited)

Current:
- Local	$-	$-	$-	$-
-Foreign	-	-	-	-
Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-
Income tax expense	$-	$-	$-	$-

CATTHIS HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the nine months ended September 30, 2022 and 2021 (Unaudited) and for the twelve months ended December 31, 2021 (Audited)

(Currency expressed in United States Dollars (“USD”), except for number of shares)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiary that operate in various countries: United States and Labuan that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of September 30, 2022, the operations in the United States of America incurred $285,858 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2042, if unutilized. The Company has provided for a full valuation allowance of $60,030 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Labuan

Under the current laws of the Labuan, CATTHIS Holdings Corp is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of September 30, 2022 and December 31, 2021:

	As of September 30, 2022 (Unaudited)	As of December 31, 2021 (Audited)

Deferred tax assets:
Net operating loss carry forwards	$-	$-
-United States of America
-Labuan	-	-
	-	-
Less: valuation allowance	-	-
Deferred tax assets	$-	$-

10. INCOME TAXES

For the period ended December 31, 2021, the local (United States) and foreign components of loss before income taxes were comprised of the following:

For the period ended December 31, 2021

Tax jurisdictions from:
- Local	$(116,596)
- Foreign, representing
Labuan	(196,001)
Loss before income tax	$(312,597)

The provision for income taxes consisted of the following:

For the period ended December 31, 2021

Current:
- Local	$-
-Foreign	-
Deferred:
- Local	-
- Foreign	-
Income tax expense	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiary that operate in various countries: United States and Labuan that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to the tax laws of the United States of America. As of December 31, 2021, the operations in the United States of America incurred $116,596 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carry forwards begin to expire in 2041, if unutilized. The Company has provided for a full valuation allowance of $24,485 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future.

Labuan

Under the current laws of the Labuan, CATTHIS Holdings Corp is governed under the Labuan Business Activity Act, 1990. The tax charge for such company is based on 3% of net audited profit.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2021:

As of December 31, 2021
Deferred tax assets:
Net operating loss carry forwards
-United States of America	$-
-Labuan	-
$-
Less: valuation allowance	-
Deferred tax assets	$-